Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 145	¥ 1	¥ 253	¥ 88
Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	106		174	12
ORIX USA
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets				71
Environment and Energy
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets			39
Asia and Australia
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets			1	4
PE Investment And Concession Segment
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 39	¥ 1	¥ 39	¥ 1